Offsetting of Financial Assets and Financial Liabilities	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Offsetting of Financial Assets and Financial Liabilities
Note 19: Offsetting of
Financial
Assets and Financial Liabilities
Financial assets and financial liabilities are offset and the net amount is reported in our Consolidated Balance Sheet when there is a legally enforceable right to offset the recognized amounts and an intention to settle on a net basis or realize the asset and settle the liability simultaneously. The following table presents the amounts that have been offset in our Consolidated Balance Sheet, including securities purchased under resale agreements, securities sold under repurchase agreements and derivative instruments, generally under a market settlement mechanism (e.g. an exchange or clearing house) where simultaneous net settlement can be achieved to eliminate credit and liquidity risk between counterparties. Also presented are amounts not offset in our Consolidated Balance Sheet related to transactions where a master netting agreement or similar arrangement is in place with a right to offset the amounts only in the event of default, insolvency or bankruptcy, or where the offset criteria are otherwise not met.

(Canadian $ in millions)							2024
				Amounts not offset in the balance sheet
	Gross amounts	Amounts offset in the balance sheet	Net amounts presented in the balance sheet	Impact of master netting agreements	Securities received/pledged as collateral (1) (2)	Cash collateral	Net amount (3)
Financial Assets
Securities borrowed or purchased under resale agreements	$135,282	$24,375	$110,907	$5,738	$103,814	$72	$1,283
Derivative instruments	47,662	409	47,253	31,576	2,294	3,802	9,581
	$182,944	$24,784	$158,160	$37,314	$106,108	$3,874	$10,864

Financial Liabilities
Derivative instruments	$58,712	$409	$58,303	$31,576	$10,866	$7,378	$8,483
Securities lent or sold under repurchase agreements	135,166	24,375	110,791	5,738	104,266	258	529
	$193,878	$24,784	$169,094	$37,314	$115,132	$7,636	$9,012

							2023
Financial Assets
Securities borrowed or purchased under resale agreements	$118,128	$2,466	$115,662	$11,386	$102,852	$25	$1,399
Derivative instruments	40,513	537	39,976	26,674	3,266	4,569	5,467
	$158,641	$3,003	$155,638	$38,060	$106,118	$4,594	$6,866

Financial Liabilities
Derivative instruments	$50,730	$537	$50,193	$26,674	$7,837	$7,186	$8,496
Securities lent or sold under repurchase agreements	108,574	2,466	106,108	11,386	94,291	106	325
	$159,304	$3,003	$156,301	$38,060	$102,128	$7,292	$8,821
(1)	Financial assets received/pledged as collateral are disclosed at fair value and limited to the net balance sheet exposure (i.e. any over-collateralization is excluded from the table).
(2)	Certain amounts of collateral are restricted from being sold or re pledged e xcept in the event of default or the occurrence of other predetermined events.
(3)	Not intended to represent our actual exposure to credit risk.